T. ROWE PRICE Floating Rate Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS  86.7% (1)
Aerospace & Defense  2.6%
Apple Bidco, FRN, 1M TSFR + 3.50%, 8.747%, 9/22/28  3,357 3,365
Bleriot U.S. Bidco, FRN, 3M TSFR + 3.25%, 8.585%,
10/31/30 (2) 7,091 7,122
Brown Group Holding, FRN, 1M TSFR + 2.75%, 7.956%, 7/1/31  5,148 5,144
Dynasty Acquisition, FRN, 1M TSFR + 3.50%, 8.747%, 8/24/28  31,172 31,271
Peraton, FRN, 3M TSFR + 7.75%, 12.971%, 2/1/29  9,791 9,497
Peraton, FRN, 3M TSFR + 8.00%, 13.221%, 2/1/29  5,717 5,670
TransDigm, FRN, 3M TSFR + 2.50%, 7.843%, 2/28/31  16,575 16,589
TransDigm, FRN, 3M TSFR + 2.75%, 8.085%, 8/24/28  10,237 10,277
TransDigm, FRN, 3M TSFR + 2.75%, 8.085%, 3/22/30  4,780 4,798
93,733
Airlines  1.6%
AAdvantage Loyalty IP, FRN, 3M TSFR + 4.75%, 10.294%,
4/20/28 (2) 53,348 55,156
SkyMiles IP, FRN, 3M TSFR + 3.75%, 9.032%, 10/20/27  4,544 4,638
59,794
Automotive  2.7%
Autokiniton U.S. Holdings, FRN, 1M TSFR + 4.00%, 9.361%,
4/6/28  12,768 12,792
Clarios Global, FRN, 1M TSFR + 2.50%, 7.747%, 5/6/30  8,123 8,130
Fastlane Parent, FRN, 1M TSFR + 4.50%, 9.747%, 9/29/28  7,430 7,272
Mavis Tire Express Services Topco, FRN, 1M TSFR + 3.50%,
8.747%, 5/4/28  20,435 20,445
Tenneco, FRN, 3M TSFR + 5.00%, 10.229%, 11/17/28  15,328 14,710
Wand NewCo 3, FRN, 1M TSFR + 3.25%, 8.497%, 1/30/31  35,532 35,562
98,911
Broadcasting  1.6%
Clear Channel Outdoor Holdings, FRN, 1M TSFR + 4.00%,
9.361%, 8/21/28  8,946 8,913
CMG Media, FRN, 3M TSFR + 3.50%, 8.935%, 12/17/26  8,765 7,547
NEP Group, FRN, 1M TSFR + 7.00%, 12.361%, 10/19/26  3,510 2,818
Neptune Bidco U.S., FRN, 3M TSFR + 5.00%, 10.404%,
4/11/29  17,992 17,194
Nielsen Holdings, FRN, 3M TSFR + 9.75%, 15.154%,
10/11/29 (3) 7,250 7,214
Univision Communications, FRN, 1M TSFR + 3.25%, 8.611%,
3/15/26  3,548 3,544
Univision Communications, FRN, 1M TSFR + 3.25%, 8.611%,
1/31/29  3,402 3,296
Univision Communications, FRN, 1M TSFR + 3.50%, 8.861%,
1/31/29  2,063 1,999

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Univision Communications, FRN, 3M TSFR + 4.25%, 9.585%,
6/24/29  7,162 7,068
59,593
Building Products  0.5%
Chariot Buyer, FRN, 1M TSFR + 3.50%, 8.747%, 11/3/28  5,367 5,360
Hunter Douglas, FRN, 3M TSFR + 3.50%, 8.571%, 2/26/29  5,460 5,419
MIWD Holdco II, FRN, 1M TSFR + 3.50%, 8.747%, 3/28/31  7,310 7,340
18,119
Cable Operators  1.0%
Altice France, FRN, 3M TSFR + 5.50%, 10.801%, 8/15/28  19,756 14,974
CSC Holdings, FRN, 1M TSFR + 4.50%, 9.837%, 1/18/28  10,427 9,932
Directv Financing, FRN, 1M TSFR + 5.00%, 10.361%, 8/2/27  3,714 3,731
Radiate Holdco, FRN, 1M TSFR + 3.25%, 8.611%, 9/25/26  10,064 8,057
36,694
Chemicals  2.1%
Avient, FRN, 3M TSFR + 2.00%, 7.307%, 8/29/29  1,861 1,866
Nouryon USA, FRN, 3M TSFR + 3.50%, 8.628%, 4/3/28  20,292 20,352
Nouryon USA, FRN, 3M TSFR + 3.50%, 8.821%, 4/3/28  6,729 6,754
Vibrantz Technologies, FRN, 3M TSFR + 4.25%, 9.704%,
4/23/29  22,822 22,405
Windsor Holdings III, FRN, 1M TSFR + 4.00%, 9.311%, 8/1/30  13,450 13,488
WR Grace Holdings, FRN, 1M TSFR + 3.25%, 8.497%, 9/22/28  13,290 13,316
78,181
Consumer Products  0.4%
ABG Intermediate Holdings 2, FRN, 1M TSFR + 2.75%,
7.997%, 12/21/28  7,483 7,500
Life Time, FRN, 3M TSFR + 4.00%, 9.514%, 1/15/26  6,039 6,053
13,553
Container  1.4%
Albea Beauty Holdings, FRN, 3M EURIBOR + 5.00%, 8.722%,
12/31/27 (EUR)  3,400 3,766
Charter Next Generation, FRN, 1M TSFR + 3.25%, 8.497%,
12/1/27  40,604 40,686
Proampac PG Borrower, FRN, 3M TSFR + 4.00%, 9.228%,
9/15/28  5,216 5,223
49,675
Energy  3.0%
Brazos Delaware II, FRN, 6M TSFR + 3.50%, 8.255%, 2/11/30  8,962 9,016
CPPIB OVM Member U.S., FRN, 1M TSFR + 3.25%, 8.586%,
8/7/31  8,050 8,070
EPIC Crude Services, FRN, 1M TSFR + 5.00%, 10.361%,
3/2/26  6,725 6,737
Goodnight Water Solutions Holdings, FRN, 3M TSFR + 5.25%,
10.445%, 6/4/29  7,500 7,462

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
M6 ETX Holdings II Midco, FRN, 1M TSFR + 4.50%, 9.847%,
9/19/29  9,719 9,741
Medallion Midland Acquisition, FRN, 3M TSFR + 3.50%,
8.844%, 10/18/28  16,440 16,463
NGL Energy Operating, FRN, 1M TSFR + 3.75%, 8.997%,
2/3/31 (2) 17,382 17,329
Northriver Midstream Finance, FRN, 3M TSFR + 2.50%,
7.832%, 8/16/30  10,890 10,927
Prairie ECI Acquiror, FRN, 1M TSFR + 4.75%, 9.997%, 8/1/29  15,915 15,902
WaterBridge NDB Operating, FRN, 3M TSFR + 4.50%, 9.603%,
5/10/29  5,716 5,720
107,367
Entertainment & Leisure  3.7%
Cinemark USA, FRN, 1M TSFR + 3.25%, 8.523%, 5/24/30  3,642 3,650
Delta 2, FRN, 3M TSFR + 2.25%, 7.585%, 1/15/30 (2) 21,054 21,133
Motion Finco, FRN, 3M TSFR + 3.50%, 8.835%, 11/12/29  12,545 12,372
SeaWorld Parks & Entertainment, FRN, 1M TSFR + 2.50%,
7.747%, 8/25/28  14,432 14,410
Six Flags Entertainment, FRN, 1M TSFR + 2.00%, 7.201%,
5/1/31  5,100 5,106
StubHub Holdco Sub, FRN, 1M TSFR + 4.75%, 9.997%,
3/15/30  11,250 11,199
UFC Holdings, FRN, 3M TSFR + 2.75%, 8.291%, 4/29/26  57,912 58,057
United Talent Agency, FRN, 1M TSFR + 3.75%, 9.04%, 7/7/28  1,840 1,843
William Morris Endeavor Entertainment, FRN, 1M TSFR +
2.75%, 8.111%, 5/18/25  6,988 6,988
134,758
Financial  15.9%
Acrisure, FRN, 3M TSFR + 3.00%, 8.344%, 2/16/27  7,196 7,165
Acrisure, FRN, 3M TSFR + 3.25%, 8.594%, 11/6/30 (2) 24,130 23,936
Alliant Holdings Intermediate, FRN, 1M TSFR + 3.50%, 8.811%,
11/6/30  22,278 22,338
Apollo Commercial Real Estate Finance, FRN, 1M TSFR +
3.50%, 8.861%, 3/11/28  3,607 3,472
Armor Holdco, FRN, 6M TSFR + 4.50%, 10.014%, 12/11/28 (4) 3,260 3,285
AssuredPartners, FRN, 1M TSFR + 3.50%, 8.747%, 2/14/31  78,268 78,395
Citadel Securities, FRN, 1M TSFR + 2.25%, 7.497%, 7/29/30  3,439 3,445
Citco Funding, FRN, 3M TSFR + 2.75%, 8.097%, 4/27/28  9,384 9,431
Claros Mortgage Trust, FRN, 1M TSFR + 4.50%, 9.847%,
8/9/26 (4) 5,141 4,858
Edelman Financial Engines Center, FRN, 1M TSFR + 3.25%,
8.497%, 4/7/28 (2) 13,307 13,313
Edelman Financial Engines Center, FRN, 1M TSFR + 5.25%,
10.497%, 10/6/28  23,340 23,206

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Focus Financial Partners, FRN, 1M TSFR + 2.75%, 7.997%,
6/30/28 (2) 10,922 10,910
GTCR Everest Borrower, FRN, 1M USD LIBOR + 3.00%,
6/3/31 (2) 12,640 12,556
Hightower Holding, FRN, 3M TSFR + 3.50%, 8.748%, 4/21/28  25,829 25,861
HUB International, FRN, 3M TSFR + 3.00%, 8.255%, 6/20/30  86,786 86,823
Jane Street Group, FRN, 1M TSFR + 2.50%, 7.861%, 1/26/28  13,734 13,740
Jones Deslauriers Insurance Management, FRN, 3M TSFR +
3.25%, 8.397%, 3/15/30 (2) 25,289 25,281
OneDigital Borrower, FRN, 1M TSFR + 3.25%, 8.497%, 7/2/31  10,942 10,887
OneDigital Borrower, FRN, 1M TSFR + 5.25%, 10.497%,
7/2/32 (2) 14,615 14,481
RFS OPCO, FRN, 3M TSFR + 5.00%, 10.335%, 4/4/31 (4) 4,205 4,163
Sedgwick Claims Management Services, FRN, 3M TSFR +
3.00%, 8.252%, 2/24/28  30,956 30,982
Tegra118 Wealth Solutions, FRN, 3M TSFR + 4.00%, 9.128%,
2/18/27  5,790 5,519
Truist Insurance Holdings, FRN, 3M TSFR + 3.25%, 8.585%,
5/6/31  27,240 27,246
Truist Insurance Holdings, FRN, 3M TSFR + 4.75%, 10.085%,
5/6/32  86,593 87,876
USI, FRN, 3M TSFR + 2.75%, 8.085%, 11/22/29  22,282 22,274
USI, FRN, 3M TSFR + 2.75%, 8.085%, 9/27/30  5,432 5,428
576,871
Food  1.0%
Chobani, FRN, 1M TSFR + 3.25%, 8.611%, 10/25/27 (2) 3,999 4,013
Chobani, FRN, 1M TSFR + 3.75%, 9.087%, 10/25/27  7,474 7,498
Primary Products Finance, FRN, 3M TSFR + 3.50%, 8.971%,
4/1/29  8,693 8,696
Simply Good Foods USA, FRN, 1M TSFR + 2.50%, 7.852%,
3/17/27  7,624 7,611
Triton Water Holdings, FRN, 3M TSFR + 3.25%, 8.846%,
3/31/28  5,424 5,420
Triton Water Holdings, FRN, 3M TSFR + 4.00%, 9.335%,
3/31/28  2,836 2,842
36,080
Gaming  2.3%
Caesars Entertainment, FRN, 1M TSFR + 2.75%, 7.997%,
2/6/30 (2) 16,638 16,630
Caesars Entertainment, FRN, 1M TSFR + 2.75%, 7.997%,
2/6/31  11,476 11,457
Great Canadian Gaming, FRN, 3M TSFR + 4.00%, 9.609%,
11/1/26  13,286 13,253
HRNI Holdings, FRN, 3M TSFR + 4.25%, 9.735%, 12/11/28  17,443 17,297

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Light & Wonder International, FRN, 1M TSFR + 2.25%, 7.592%,
4/14/29  5,449 5,447
Ontario Gaming GTA, FRN, 3M TSFR + 4.25%, 9.585%, 8/1/30  14,089 14,084
Playtika Holding, FRN, 1M TSFR + 2.75%, 8.111%, 3/13/28  2,322 2,317
Scientific Games Holdings, FRN, 3M TSFR + 3.00%, 8.318%,
4/4/29  3,622 3,604
84,089
Health Care  9.2%
AthenaHealth Group, FRN, 1M TSFR + 3.25%, 8.497%, 2/15/29  27,713 27,476
Auris Luxembourg III, FRN, 6M TSFR + 4.25%, 9.564%, 2/28/29  10,654 10,707
Bausch + Lomb, FRN, 1M TSFR + 3.25%, 8.661%, 5/10/27  5,819 5,733
Concentra Health Services, FRN, 1M TSFR + 2.25%, 7.497%,
7/26/31 (4) 9,092 9,114
eResearchTechnology, FRN, 1M TSFR + 4.00%, 9.247%,
2/4/27 (2) 9,086 9,130
Financiere Mendel, FRN, 3M TSFR + 3.25%, 8.354%, 11/12/30  3,850 3,854
Heartland Dental, FRN, 1M TSFR + 4.50%, 9.747%, 4/28/28  18,538 18,336
ICON Luxembourg, FRN, 3M TSFR + 2.00%, 7.335%, 7/3/28  2,581 2,593
Inception Finco, FRN, 3M TSFR + 4.50%, 9.835%, 3/10/31  7,599 7,655
Insulet, FRN, 1M TSFR + 2.50%, 7.747%, 8/4/31  4,482 4,493
LifePoint Health, FRN, 1M TSFR + 4.00%, 9.342%, 5/17/31  19,185 19,221
LifePoint Health, FRN, 3M TSFR + 4.75%, 10.054%, 11/16/28  21,569 21,631
MED ParentCo, FRN, 1M TSFR + 4.00%, 9.247%, 4/15/31  5,593 5,599
Medline Borrower, FRN, 1M TSFR + 2.25%, 7.497%, 10/23/28  7,805 7,811
Medline Borrower, FRN, 1M TSFR + 2.75%, 7.997%, 10/23/28  54,873 54,980
PetVet Care Centers, FRN, 1M TSFR + 6.00%, 9.066%,
10/24/30 (5) 4,709 4,697
Phoenix Newco, FRN, 1M TSFR + 3.00%, 8.247%, 11/15/28  20,073 20,140
Project Ruby Ultimate Parent, FRN, 1M TSFR + 3.25%, 8.611%,
3/10/28  8,634 8,629
Sebia, FRN, 3M TSFR + 4.25%, 9.585%, 12/13/27  12,524 12,524
Select Medical, FRN, 1M TSFR + 3.00%, 8.247%, 3/6/27  598 601
Soliant Lower Intermediate, FRN, 1M TSFR + 3.75%, 8.997%,
7/18/31  5,880 5,880
Star Parent, FRN, 3M TSFR + 3.75%, 9.085%, 9/27/30  18,520 18,389
Summit Behavioral Healthcare, FRN, 3M TSFR + 4.25%,
9.307%, 11/24/28 (4) 7,108 6,859
Surgery Center Holdings, FRN, 1M TSFR + 2.75%, 8.061%,
12/19/30  27,435 27,461
VetStrategy Canada Holdings, FRN, 3M TSFR + 4.75%,
10.085%, 12/12/28  4,622 4,612
Vizient, FRN, 1M TSFR + 2.00%, 7.247%, 8/1/31  4,585 4,594
Waystar Technologies, FRN, 1M TSFR + 2.75%, 7.997%,
10/22/29  11,113 11,148
333,867

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Information Technology  15.0%
Applied Systems, FRN, 1M TSFR + 3.50%, 8.286%, 2/24/31  48,624 48,806
Applied Systems, FRN, 3M TSFR + 5.25%, 10.585%, 2/23/32  32,638 33,780
AppLovin, FRN, 1M TSFR + 2.50%, 7.747%, 10/25/28  9,707 9,715
AppLovin, FRN, 1M TSFR + 2.50%, 7.747%, 8/16/30  5,490 5,495
Boxer Parent, FRN, 1M TSFR + 3.75%, 9.005%, 7/30/31  15,110 15,063
Boxer Parent, FRN, 1M TSFR + 5.75%, 11.005%, 7/3/32 (2) 12,745 12,564
Capstone Borrower, FRN, 3M TSFR + 3.25%, 8.585%, 6/17/30  5,504 5,528
Central Parent, FRN, 3M TSFR + 3.25%, 8.585%, 7/6/29  31,768 31,458
Cloud Software Group, FRN, 3M TSFR + 4.00%, 9.335%,
3/30/29  48,225 48,179
Cloud Software Group, FRN, 3M TSFR + 4.50%, 9.835%,
3/21/31  6,702 6,727
Connect Finco, FRN, 1M TSFR + 4.50%, 9.747%, 9/27/29  12,951 12,578
ConnectWise, FRN, 3M TSFR + 3.50%, 9.096%, 9/29/28  6,152 6,156
Conservice Midco, FRN, 1M TSFR + 3.50%, 8.747%, 5/13/27  3,635 3,640
Delivery Hero Finco, FRN, 3M TSFR + 5.00%, 10.103%,
12/12/29  3,733 3,730
Delta Topco, FRN, 3M TSFR + 3.50%, 8.198%, 11/30/29  19,342 19,373
Delta Topco, FRN, 3M TSFR + 5.25%, 9.948%, 11/29/30  23,420 23,537
Dye & Durham, FRN, 3M TSFR + 4.25%, 9.685%, 4/11/31  14,536 14,572
ECI Macola, FRN, 3M TSFR + 3.75%, 9.085%, 5/9/30  14,198 14,265
Ellucian Holdings, FRN, 1M TSFR + 3.50%, 8.847%, 10/9/29  39,051 39,124
Epicor Software, FRN, 1M TSFR + 3.25%, 7/30/27 (2) 2,666 2,675
Epicor Software, FRN, 1M TSFR + 3.25%, 7.71%, 5/30/31 (5) 61,506 61,713
Fleet U.S. Bidco, FRN, 6M TSFR + 2.75%, 7.578%, 2/10/31 (4) 6,400 6,400
Go Daddy Operating, FRN, 1M TSFR + 2.00%, 7.247%, 11/9/29  2,794 2,795
Infinite Bidco, FRN, 3M TSFR + 7.00%, 12.514%, 3/2/29  5,600 4,657
McAfee, FRN, 1M TSFR + 3.25%, 8.451%, 3/1/29  29,870 29,753
MH Sub I, FRN, 1M TSFR + 4.25%, 9.497%, 5/3/28 (2) 15,042 14,994
MH Sub I, FRN, 3M TSFR + 6.25%, 11.502%, 2/23/29  10,930 10,716
Mitchell International, FRN, 1M TSFR + 5.25%, 10.497%,
6/17/32 (2) 7,305 7,191
Mosel Bidco, FRN, 3M TSFR + 4.50%, 9.835%, 9/16/30 (4) 2,695 2,712
RealPage, FRN, 1M TSFR + 3.00%, 8.361%, 4/24/28  5,782 5,536
RealPage, FRN, 1M TSFR + 6.50%, 11.861%, 4/23/29  27,308 25,835
SS&C Technologies, FRN, 1M TSFR + 2.00%, 7.247%, 5/9/31  4,452 4,463
Uber Technologies, FRN, 3M TSFR + 2.75%, 8.089%, 3/3/30  13,035 13,083
546,813
Lodging  0.8%
Aimbridge Acquisition, FRN, 1M TSFR + 3.75%, 9.111%, 2/2/26  13,452 13,096
Aimbridge Acquisition, FRN, 1M TSFR + 4.75%, 10.111%,
2/2/26  9,581 9,363

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Casper Bidco, FRN, 1M EURIBOR + 4.25%, 7.845%, 3/21/31
(EUR)  3,080 3,407
Four Seasons Hotels, FRN, 1M TSFR + 2.00%, 7.247%,
11/30/29  2,024 2,029
27,895
Manufacturing  4.4%
Alliance Laundry Systems, FRN, 1M TSFR + 3.50%, 8.842%,
8/9/31  9,035 9,056
Engineered Machinery Holdings, FRN, 3M TSFR + 3.75%,
9.346%, 5/19/28  22,008 22,056
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%,
11.596%, 5/21/29  16,519 16,354
Engineered Machinery Holdings, FRN, 3M TSFR + 6.50%,
12.096%, 5/21/29  8,620 8,545
Filtration Group, FRN, 1M TSFR + 3.50%, 8.861%, 10/21/28  41,035 41,132
LTI Holdings, FRN, 1M TSFR + 4.75%, 9.997%, 7/30/29  31,610 31,104
Madison IAQ, FRN, 1M TSFR + 2.75%, 7.889%, 6/21/28 (2) 10,694 10,703
Pro Mach Group, FRN, 1M TSFR + 3.50%, 8.747%, 8/31/28  12,143 12,204
Pro Mach Group, FRN, 1M USD LIBOR + 3.50%, 8/31/28 (2) 2,270 2,281
Watlow Electric Manufacturing, FRN, 3M TSFR + 3.75%,
9.264%, 3/2/28  5,392 5,418
158,853
Metals & Mining  0.4%
Arsenal AIC Parent, FRN, 1M TSFR + 3.25%, 8.56%, 8/18/30  16,472 16,493
16,493
Other Telecommunications  0.7%
Frontier Communications Holdings, FRN, 6M TSFR + 3.50%,
8.763%, 7/1/31 (2) 12,640 12,640
Level 3 Financing, FRN, 1M TSFR + 6.56%, 4/15/29 (2) 12,615 12,683
25,323
Restaurants  1.2%
BCPE Grill Parent, FRN, 3M TSFR + 4.75%, 10.002%, 9/30/30  5,608 5,338
Dave & Buster's, FRN, 1M TSFR + 3.25%, 8.50%, 6/29/29  5,482 5,471
Fertitta Entertainment, FRN, 1M TSFR + 3.75%, 9.087%,
1/27/29  5,999 5,985
IRB Holding, FRN, 1M TSFR + 2.75%, 8.097%, 12/15/27  27,419 27,429
44,223
Retail  0.6%
CNT Holdings I, FRN, 3M TSFR + 3.50%, 8.752%, 11/8/27  15,337 15,367
PetSmart, FRN, 1M TSFR + 3.75%, 9.097%, 2/11/28  5,391 5,351
20,718
Satellites  0.5%
Iridium Satellite, FRN, 1M TSFR + 2.25%, 7.497%, 9/20/30  10,913 10,865

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Viasat, FRN, 1M TSFR + 4.50%, 9.941%, 5/30/30  6,749 6,264
17,129
Services  9.3%
AAL Delaware Holdco, FRN, 1M TSFR + 3.50%, 8.747%,
7/30/31  4,690 4,703
AG Group Holdings, FRN, 1M TSFR + 4.00%, 9.247%, 12/29/28  4,270 4,210
Albion Financing 3, FRN, 3M TSFR + 4.25%, 9.826%, 8/2/29  15,567 15,638
Allied Universal Holdco, FRN, 1M TSFR + 3.75%, 9.097%,
5/12/28  33,728 33,515
Anticimex Global, FRN, 3M TSFR + 3.15%, 8.48%, 11/16/28  5,064 5,069
Anticimex Global, FRN, 3M TSFR + 3.40%, 8.73%, 11/16/28  2,239 2,249
Ascend Learning, FRN, 1M TSFR + 3.50%, 8.847%, 12/11/28  7,549 7,531
Ascend Learning, FRN, 1M TSFR + 5.75%, 11.097%, 12/10/29  26,901 25,758
Boost Newco Borrower, FRN, 3M TSFR + 2.50%, 7.748%,
1/31/31  31,240 31,262
CD&R Firefly Bidco, FRN, 3M EURIBOR + 4.00%, 7.636%,
6/21/28 (EUR)  1,265 1,404
CD&R Firefly Bidco, FRN, 3M EURIBOR + 4.50%, 8.136%,
6/21/28 (EUR)  5,220 5,797
CoreLogic, FRN, 1M TSFR + 6.50%, 11.861%, 6/4/29  8,595 8,298
Crown Subsea Communications Holding, FRN, 3M TSFR +
4.00%, 9.252%, 1/30/31  7,165 7,207
Dayforce, FRN, 1M TSFR + 2.50%, 7.747%, 3/3/31  5,332 5,329
Dun & Bradstreet, FRN, 1M TSFR + 2.75%, 8.026%, 1/18/29  5,101 5,106
EG America, FRN, 1M TSFR + 5.50%, 11.072%, 2/7/28  5,259 5,242
EG Finco, FRN, 3M EURIBOR + 7.00%, 10.722%, 4/30/27
(EUR)  6,745 6,925
Fortress Intermediate 3, FRN, 1M TSFR + 3.75%, 9.002%,
6/27/31 (4) 9,360 9,360
Fugue Finance, FRN, 3M TSFR + 3.75%, 8.807%, 2/26/31  1,357 1,365
Fugue Finance, FRN, 3M TSFR + 4.00%, 9.057%, 1/31/28  3,477 3,493
HireRight Holdings, FRN, 3M TSFR + 4.00%, 9.335%,
9/27/30 (2) 12,890 12,804
HomeServe USA, FRN, 1M TSFR + 2.50%, 7.836%, 10/21/30  5,761 5,767
Mermaid Bidco, FRN, 3M TSFR + 3.25%, 8.492%, 7/3/31 (2)(4) 11,850 11,894
Planet U.S. Buyer, FRN, 3M TSFR + 3.50%, 8.604%, 2/7/31  6,330 6,365
Project Boost Purchaser, FRN, 3M TSFR + 3.50%, 8.786%,
7/2/31  15,027 15,061
Project Boost Purchaser, FRN, 3M TSFR + 5.25%, 10.536%,
7/16/32  5,520 5,551
Renaissance Holdings, FRN, 3M TSFR + 4.25%, 9.497%,
4/5/30  9,157 9,149
TK Elevator U.S. Newco, FRN, 6M TSFR + 3.50%, 8.588%,
4/30/30  5,470 5,487

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
UKG, FRN, 3M TSFR + 3.25%, 8.555%, 2/10/31  74,773 74,932
336,471
Utilities  3.4%
Constellation Renewables, FRN, 3M TSFR + 2.25%, 7.307%,
12/15/27  11,080 11,088
Eastern Power, FRN, 1M TSFR + 5.25%, 10.497%, 10/2/25 (2) 5,474 5,473
Edgewater Generation, FRN, 1M TSFR + 4.25%, 9.497%,
8/1/30 (2) 14,706 14,829
Generation Bridge Northeast, FRN, 1M TSFR + 3.50%, 8.747%,
8/22/29  6,574 6,618
Hamilton Projects Acquiror, FRN, 1M TSFR + 3.75%, 8.997%,
5/30/31  5,740 5,781
Innio North America Holding, FRN, 3M TSFR + 3.25%, 8.536%,
11/2/28  3,137 3,144
Parkway Generation, FRN, 3M TSFR + 4.75%, 2/18/29 (2) 11,110 11,170
PG&E, FRN, 1M TSFR + 2.50%, 7.747%, 6/23/27  6,520 6,539
Pike, FRN, 1M TSFR + 3.00%, 8.361%, 1/21/28  5,018 5,035
Talen Energy Supply, FRN, 1M TSFR + 3.50%, 8.596%, 5/17/30  17,471 17,546
TerraForm Power Operating, FRN, 3M TSFR + 2.50%, 7.935%,
5/21/29  15,244 15,244
Vistra Zero Operating, FRN, 1M TSFR + 2.75%, 7.997%,
4/30/31  10,933 10,986
Wec U.S. Holdings, FRN, 1M TSFR + 2.75%, 7.997%, 1/27/31  9,345 9,350
122,803
Wireless Communications  1.4%
Asurion, FRN, 1M TSFR + 3.25%, 8.611%, 12/23/26  5,148 5,123
Asurion, FRN, 1M TSFR + 3.25%, 8.611%, 7/31/27  4,155 4,106
Asurion, FRN, 1M TSFR + 4.25%, 9.597%, 8/19/28  3,486 3,463
Asurion, FRN, 1M TSFR + 5.25%, 10.611%, 1/31/28  21,021 19,603
Asurion, FRN, 1M TSFR + 5.25%, 10.611%, 1/20/29  18,951 17,476
49,771
Total Bank Loans (Cost $3,145,313) 3,147,777
CORPORATE BONDS  9.3%
Aerospace & Defense  0.1%
TransDigm, 6.75%, 8/15/28 (6) 5,320 5,460
5,460
Airlines  0.2%
Mileage Plus Holdings, 6.50%, 6/20/27 (6) 3,778 3,811
United Airlines, 4.375%, 4/15/26 (6) 2,580 2,519
6,330
Automotive  1.7%
Adient Global Holdings, 4.875%, 8/15/26 (6) 3,745 3,693

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Adient Global Holdings, 7.00%, 4/15/28 (6) 2,555 2,616
Clarios Global, 6.25%, 5/15/26 (6) 3,010 3,010
Ford Motor Credit, 4.063%, 11/1/24  2,400 2,392
Ford Motor Credit, FRN, SOFR + 2.95%, 8.319%, 3/6/26  8,165 8,365
Rivian Holdings, FRN, 6M TSFR + 6.053%, 11.359%,
10/15/26 (6) 41,362 41,569
61,645
Broadcasting  0.4%
Clear Channel Outdoor Holdings, 7.875%, 4/1/30 (6) 2,535 2,636
Neptune Bidco U.S., 9.29%, 4/15/29 (6) 3,640 3,636
Townsquare Media, 6.875%, 2/1/26 (6) 3,329 3,304
Univision Communications, 8.00%, 8/15/28 (6) 5,879 5,923
15,499
Cable Operators  0.5%
Altice Financing, 9.625%, 7/15/27 (6) 1,129 1,074
Altice France Holding, 10.50%, 5/15/27 (6) 13,645 5,390
CSC Holdings, 11.25%, 5/15/28 (6) 7,070 6,257
CSC Holdings, 11.75%, 1/31/29 (6) 7,345 6,482
19,203
Chemicals  0.1%
Kobe U.S. Midco 2, 9.25%, 11/1/26, (9.25% Cash or 10.00%
PIK) (6)(7) 1,095 892
Vibrantz Technologies, 9.00%, 2/15/30 (6) 3,830 3,490
4,382
Consumer Products  0.2%
Life Time, 8.00%, 4/15/26 (6) 5,492 5,547
5,547
Energy  0.3%
NGL Energy Operating, 8.125%, 2/15/29 (6) 2,260 2,303
Seadrill Finance, 8.375%, 8/1/30 (6) 3,292 3,473
Tallgrass Energy Partners, 7.50%, 10/1/25 (6) 2,205 2,205
Venture Global LNG, 9.50%, 2/1/29 (6) 3,440 3,874
11,855
Entertainment & Leisure  0.3%
Live Nation Entertainment, 4.875%, 11/1/24 (6) 4,050 4,035
NCL, 8.125%, 1/15/29 (6) 3,043 3,252
NCL, 8.375%, 2/1/28 (6) 2,605 2,735
10,022
Financial  1.6%
Acrisure, 8.50%, 6/15/29 (6) 7,415 7,674
Alliant Holdings Intermediate, 6.75%, 10/15/27 (6) 3,550 3,537
Alliant Holdings Intermediate, 6.75%, 4/15/28 (6) 3,360 3,415
AssuredPartners, 5.625%, 1/15/29 (6) 4,375 4,178

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
GTCR AP Finance, 8.00%, 5/15/27 (6) 3,050 3,050
Hightower Holding, 9.125%, 1/31/30 (6) 7,770 7,984
HUB International, 7.25%, 6/15/30 (6) 8,870 9,236
HUB International, 7.375%, 1/31/32 (6) 3,355 3,468
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (6) 11,935 12,591
Jones Deslauriers Insurance Management, 10.50%,
12/15/30 (6) 3,260 3,537
Ryan Specialty, 4.375%, 2/1/30 (6) 585 556
59,226
Gaming  0.0%
International Game Technology, 6.50%, 2/15/25 (6) 1,026 1,026
1,026
Health Care  1.0%
Bausch + Lomb, 8.375%, 10/1/28 (6) 5,205 5,452
CHS, 8.00%, 12/15/27 (6) 3,495 3,495
CHS, 10.875%, 1/15/32 (6) 5,490 5,929
HCA, 5.375%, 2/1/25  3,320 3,316
LifePoint Health, 10.00%, 6/1/32 (6) 2,384 2,581
LifePoint Health, 11.00%, 10/15/30 (6) 14,755 16,599
37,372
Information Technology  0.7%
Cloud Software Group, 8.25%, 6/30/32 (6) 5,365 5,606
Cloud Software Group, 9.00%, 9/30/29 (6) 14,810 14,903
Dye & Durham, 8.625%, 4/15/29 (6) 3,395 3,543
Expedia Group, 6.25%, 5/1/25 (6) 1,019 1,021
25,073
Lodging  0.0%
Hilton Domestic Operating, 5.375%, 5/1/25 (6) 1,580 1,578
1,578
Metals & Mining  0.1%
Arsenal AIC Parent, 11.50%, 10/1/31 (6) 3,305 3,731
3,731
Other Telecommunications  0.3%
Level 3 Financing, 10.75%, 12/15/30 (6) 1,651 1,777
Level 3 Financing, 11.00%, 11/15/29 (6) 7,317 8,003
9,780
Real Estate Investment Trust Securities  0.1%
Service Properties Trust, 8.625%, 11/15/31 (6) 2,755 2,941
2,941
Satellites  0.1%
Connect Finco, 6.75%, 10/1/26 (6) 3,425 3,395
3,395

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Services  0.8%
Allied Universal Holdco, 7.875%, 2/15/31 (6) 5,206 5,284
Allied Universal Holdco, 9.75%, 7/15/27 (6) 6,950 6,950
Boost Newco Borrower, 7.50%, 1/15/31 (6) 2,630 2,798
eG Global Finance, 12.00%, 11/30/28 (6) 3,510 3,773
Sabre GLBL, 11.25%, 12/15/27 (6) 5,750 5,836
UKG, 6.875%, 2/1/31 (6) 3,315 3,431
28,072
Telephones  0.1%
Verizon Communications, FRN, SOFRINDX + 0.79%, 6.16%,
3/20/26  2,690 2,700
2,700
Utilities  0.7%
NRG Energy, VR, 10.25% (6)(8)(9) 349 388
Talen Energy Supply, 8.625%, 6/1/30 (6) 4,903 5,283
Vistra, VR, 8.00% (6)(8)(9) 2,218 2,287
Vistra, Series C, VR, 8.875% (6)(8)(9) 12,060 12,766
Vistra Operations, 5.125%, 5/13/25 (6) 3,615 3,606
24,330
Total Corporate Bonds (Cost $339,657) 339,167
SHORT-TERM INVESTMENTS  5.5%
Money Market Funds  5.5%
T. Rowe Price Government Reserve Fund, 5.34% (10)(11) 198,252 198,252
Total Short-Term Investments (Cost $198,252) 198,252
Total Investments in Securities 101.5%
(Cost $3,683,222) $ 3,685,196
Other Assets Less Liabilities (1.5)% (52,947)
Net Assets 100.0% $ 3,632,249
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.

T. ROWE PRICE Floating Rate Fund

.
.
.
.
.
.
.
.
.
.
(2) All or a portion of this loan is unsettled as of August 31, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Non-income producing
(4) Level 3 in fair value hierarchy.
(5) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at August 31, 2024, were $7,918 and were valued at $7,939
(0.2% of net assets).
(6) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $322,394 and represents 8.9% of net assets.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Perpetual security with no stated maturity date.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(10) Seven-day yield
(11) Affiliated Companies
1M EURIBOR One month EURIBOR (Euro interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
EUR Euro
FRN Floating Rate Note
PIK Payment-in-kind
SOFR Secured overnight financing rate
SOFRINDX SOFR (Secured overnight financing rate) Index
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Floating Rate Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 5.338% (SOFR + 0.00%) at
Maturity, 9/20/24 21,290 855 — 855
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 5.338% (SOFR + 0.00%) at
Maturity, 12/20/24 12,150 298 — 298
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 5.366% (SOFR + 0.00%) at
Maturity, 12/20/24 6,620 35 — 35
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 5.366% (SOFR + 0.00%) at
Maturity, 3/20/25 6,620 37 — 37
Total Bilateral Total Return Swaps — 1,225
Total Bilateral Swaps — 1,225

T. ROWE PRICE Floating Rate Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 11/22/24 USD 5,332 EUR 4,790 $ 17
HSBC Bank 11/22/24 USD 10,698 EUR 9,579 70
State Street 11/22/24 USD 5,339 EUR 4,789 25
Net unrealized gain (loss) on open forward
currency exchange contracts $ 112

T. ROWE PRICE Floating Rate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.34% $ — # $ — $ 3,558 +
Supplementary Investment Schedule
Affiliate
Value
05/31/24
Purchase
Cost
Sales
Cost
Value
08/31/24
T. Rowe Price Government
Reserve Fund, 5.34% $ 255,321 ¤ ¤ $ 198,252 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $3,558 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $198,252.

T. ROWE PRICE Floating Rate Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Floating Rate Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Floating Rate Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation

T. ROWE PRICE Floating Rate Fund

Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on August 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
August 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at August 31, 2024, totaled $(121,000) for the period ended August 31, 2024. During the period, transfers into Level 3
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Corporate Bonds $ — $ 339,167 $ — $ 339,167
Bank Loans — 3,089,132 58,645 3,147,777
Short-Term Investments 198,252 — — 198,252
Total Securities 198,252 3,428,299 58,645 3,685,196
Swaps — 1,225 — 1,225
Forward Currency Exchange
Contracts — 112 — 112
Total $ 198,252 $ 3,429,636 $ 58,645 $ 3,686,533

T. ROWE PRICE Floating Rate Fund

resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F194-054Q1 08/24
($000s)
Beginning
Balance
5/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
8/31/24
Investment
in
Securities
Bank Loans $ 70,359 $ (390) $ 30,932 $ (14,928) $ 13,845 $ (41,173) $ 58,645